Securities - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Holdings [Line Items]
Net loss on securities reclassified from available-for-sale to held-to-maturity, gross			$ (12,243,000)
Contractual maturities of mortgage-backed securities, years	10 years				20 years
Non credit-related OTTI			26,800,000		28,500,000
Non credit-related OTTI, after-tax			15,800,000		16,900,000
Gross realized gain from sale of Available-for-sale securities		138,000	846,100	176,000	176,000	937,000	284,000
Sale proceeds from sale of available-for-sale securities		8,000,000	56,000,000	8,600,000	216,800,000
Gross realized losses on available-for-sale securities			162,300			2,105,000	258,000
Gain on capital distributions of equity securities	15,000		22,000			92,000
Proceeds from sale of Held-to-maturity securities	0	14,200,000	0	14,871,000	14,900,000	21,400,000
Loss on capital distributions of equity securities				33,000	42,000
Proceeds from sales of mortgage-backed securities available-for-sale			55,971,000	172,206,000	213,562,000	36,972,000	12,004,000
Gross realized gains from sale of Held-to-maturity securities		159,000				925,000
Gross realized losses from sale of Held-to-maturity securities		51,000		51,000	53,000	103,000
Held-to-maturity, realized gain				193,000	193,000
Book value of Held-to-maturity securities					14,900,000	20,500,000
Percentage of Held-To-Maturity portfolio sold on the original investment						85.00%
Book value of non-agency mortgage backed securities sold						18,700,000
Loss on call of debt securities						3,000
Loss on paydowns of securities							30,000
Debt Securities [Member]
Investment Holdings [Line Items]
Loss on call of debt securities							3,000
Brooklyn Federal Bancorp [Member]
Investment Holdings [Line Items]
Proceeds from sales of mortgage-backed securities available-for-sale				166,800,000	166,800,000
Corporate and other debt securities [Member]
Investment Holdings [Line Items]
Number of pooled trust preferred securities	36		36		36
Amortized cost of trust preferred portfolio			31,837,500		29,500,000
Estimated fair value of trust preferred portfolio			49,958,100		39,300,000
Number of securities in unrealized loss position	7		7		12
Percentage of gross unrealized losses by investment category					90.50%
Non-Agency Mortgage Backed Securities [Member]
Investment Holdings [Line Items]
Gross realized losses on available-for-sale securities						2,100,000
Capital Funds [Member]
Investment Holdings [Line Items]
Gross realized gain from sale of Available-for-sale securities							56,000
Gross realized losses on available-for-sale securities							$ 14,000